Parent company accounts - Statement of changes in equity (Parenthetical) - Barclays Bank PLC £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Amounts payable, related party transactions | $				$ 6	$ 6	$ 6
Interest paid, classified as financing activities | £	£ 433	£ 439	£ 250